CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	207,390,039
Convertible preferred stock, issued	0	77,340,057
Convertible preferred stock, outstanding	0	77,340,057
Convertible preferred stock, liquidation preference	$ 0	$ 77,100
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,100,000,000	305,491,899
Common stock, issued	142,745,021	9,846,830
Common stock, outstanding	142,745,021	9,846,830